Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount	¥ 5,064
Net Revenues Decrease Percentage	2.00%	2.00%
Average Sales Price Reduction Percentage	2.60%	2.60%
Net Revenues Decrease Due To Reduction In Average Sales Price	¥ 6,840
Net Revenues Increase Due To Change In Sales Volume	¥ 11,904
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%	100.00%
Net revenues	¥ 253,926	$ 36,573	¥ 248,862	¥ 284,464
Specialty film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	37.80%	37.80%	29.70%
Sales Decrease Amount			¥ 2,224
Sales Decrease Percentage			30.10%
Net revenues	¥ 96,091	$ 13,840	¥ 73,851
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Net Revenues Decrease Due To Reduction In Average Sales Price	4,080
Net Revenues Decrease Due To Change In Sales Volume	¥ 8,759
Revenues From External Customers Percentage Of Total	16.50%	16.50%	22.00%
Net revenues	¥ 41,797	$ 6,020	¥ 54,636	¥ 43,018